Related parties transactions - Key management compensation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related Party [Abstract]
Cash and other compensation	$ 18.5	$ 24.4	$ 20.1
Post-employment benefits	3.1	2.9	1.1
Equity-based compensation	24.4	22.5	23.1
Total	$ 46.0	$ 49.8	$ 44.3